STRONG DISCOVERY FUND II


                   Supplement to Prospectus dated May 1, 1998


If you would like to electronically access additional information about the Fund after reading the Fund's Prospectus, you may do so by accessing the World Wide Web site of the Securities and Exchange Commission (http://www.sec.gov) that contains the Fund's Statement of Additional Information and other related materials.


            The date of this Prospectus Supplement is June 18, 1998.




                            STRONG GROWTH FUND II


                   Supplement to Prospectus dated May 1, 1998


If you would like to electronically access additional information about the Fund after reading the Fund's Prospectus, you may do so by accessing the World Wide Web site of the Securities and Exchange Commission (http://www.sec.gov) that contains the Fund's Statement of Additional Information and other related materials.


            The date of this Prospectus Supplement is June 18, 1998.




                       STRONG INTERNATIONAL STOCK FUND II


                   Supplement to Prospectus dated May 1, 1998


If you would like to electronically access additional information about the Fund after reading the Fund's Prospectus, you may do so by accessing the World Wide Web site of the Securities and Exchange Commission (http://www.sec.gov) that contains the Fund's Statement of Additional Information and other related materials.



            The date of this Prospectus Supplement is June 18, 1998.




                        STRONG SCHAFER VALUE FUND II


                   Supplement to Prospectus dated May 1, 1998


If you would like to electronically access additional information about the Fund after reading the Fund's Prospectus, you may do so by accessing the World Wide Web site of the Securities and Exchange Commission (http://www.sec.gov) that contains the Fund's Statement of Additional Information and other related materials.


            The date of this Prospectus Supplement is June 18, 1998.